                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ] Amendment Number:

This Amendment:            [  ] is a restatement
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:           Devon Energy Corporation
Address:        20 North Broadway
                Oklahoma City, OK 73102-8260

Form 13F File Number: 028-05117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Janice A. Dobbs
Title:            Corporate Secretary
Phone:            (405) 552-7844

Signature, Place, and Date of Signing:


  /s/ Janice A. Dobbs          Oklahoma City, OK              November 8, 2004
----------------------         -----------------              ----------------
Janice A. Dobbs                City, State                          Date

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]                                              13F NOTICE
[   ]                                              13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

Number of other included Managers                    0

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:              $760,875,783

List of Other Included Managers:                     NONE

                           FORM 13F INFORMATION TABLE



COLUMN 1       COLUMN 2   COLUMN 3     COLUMN 4      COLUMN 5                    COLUMN 6     COLUMN 7    COLUMN 8
--------       --------   --------     --------      --------                    --------     --------    --------
                                                                                                          VOTING AUTHORITY
-------------- ---------- ------------ ------------- ------------ ------- ------ ------------ ----------- -------- ---------- -----
NAME OF ISSUER TITLE OF   CUSIP        VALUE         SHRS/        SH/     PUT/   INVSTMT      OTHER       SOLE     SHARED     NONE
               CLASS                   (X$1000)      PRN AMT      PRN     CALL   DISCRETN     MANAGERS
-------------- ---------- ------------ ------------- ------------ ------- ------ ------------ ----------- -------- ---------- -----
ChevronTexaco  Common     166764100    760,875       14,184,858   SH             SOLE
Corporation
-------------- ---------- ------------ ------------- ------------ ------- ------ ------------ ----------- -------- ---------- -----